Financing (FY)- Financing Costs - Additional Information (Details) - 2011 term loan $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Write off of financing cost	$ 9.2
Notes payable to banks
Debt Instrument [Line Items]
Financing costs, gross	$ 36.1